CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.05	₪ 0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	62,099,850	61,345,900
Ordinary shares, shares outstanding	41,698,876	44,306,891
Treasury shares	20,400,974	17,039,009